SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2015
Computers and Related Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	25.00%
Computers and Related Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	33.00%
Office Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	7.00%
Office Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	20.00%